Share Purchase Warrants and Stock Options - Schedule of Share Purchase Warrants (Details) - Warrants [Member]	9 Months Ended
Sep. 30, 2024 USD ($) $ / shares shares
Schedule of Share Purchase Warrants [Abstract]
Number of warrants, Outstanding Balance | shares	156,305
Weighted average exercise price, Outstanding Balance | $ / shares	$ 22.5
Intrinsic value, Outstanding Balance | $	$ 738,889
Number of warrants, Granted | shares	77,917
Weighted average exercise price, Granted | $ / shares	$ 9.21
Intrinsic value, Granted | $	$ 409,237
Number of warrants, Exercised | shares
Weighted average exercise price, Exercised | $ / shares
Number of warrants, Expired/forfeited | shares	(67,778)
Weighted average exercise price, Expired/forfeited | $ / shares	$ 0.25
Intrinsic value, Expired/forfeited | $
Number of warrants, Outstanding Balance | shares	166,444
Weighted average exercise price, Outstanding Balance | $ / shares	$ 25.81
Intrinsic value, Outstanding Balance | $	$ 51,197
Number of warrants, Exercisable | shares	166,444
Weighted average exercise price, Exercisable | $ / shares	$ 25.81
Intrinsic value, Exercisable | $	$ 51,197